Direxion Daily WDC Bear 2X ETF Performance Management - Direxion Daily WDC Bear 2X ETF	Oct. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]	No prior investment performance is provided for the Fund because it had not commenced operations prior to the date of this Prospectus. Upon commencement of operations, updated performance will be available on the Fund’s website at www.direxion.com/etfs?producttab=performance or by calling the Fund toll-free at (866) 476-7523.
Performance One Year or Less [Text]	No prior investment performance is provided for the Fund because it had not commenced operations prior to the date of this Prospectus.
Performance Availability Website Address [Text]	www.direxion.com/etfs?producttab=performance
Performance Availability Phone [Text]	(866) 476-7523